Securitizations and Variable Interest Entities, Secured Borrowing and Consolidated Variable Interest Entity (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Variable Interest Entity [Line Items]
Total VIE assets	$ 1,313,867	[1]	$ 1,258,128	[1]
Third party liabilities	(1,172,180)	[2]	(1,130,239)	[2]
Noncontrolling interests	(1,446)		(1,481)
Total secured borrowings and consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total VIE assets	41,007		35,868
Consolidated assets	37,245		31,882
Third party liabilities	(27,009)		(22,243)
Noncontrolling interests	(61)		(94)
Net assets	10,175		9,545
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total VIE assets	18,215		21,915
Third party liabilities	(9,520)		(12,756)
Noncontrolling interests	(61)		(94)
Net assets	8,634		9,065
Consolidated VIEs [Member] | Nonconforming Residential Mortgage Backed Securities [Member]
Variable Interest Entity [Line Items]
Total VIE assets	11,375		14,518
Consolidated assets	10,244		13,529
Third party liabilities	(4,514)		(6,723)
Noncontrolling interests	0		0
Net assets	5,730		6,806
Consolidated VIEs [Member] | Multi-seller commercial paper conduit [Member]
Variable Interest Entity [Line Items]
Total VIE assets	2,860		3,197
Consolidated assets	2,860		3,197
Third party liabilities	(2,935)		(3,279)
Noncontrolling interests	0		0
Net assets	(75)		(82)
Consolidated VIEs [Member] | Auto loan securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	163		1,010
Consolidated assets	163		1,010
Third party liabilities	(143)		(955)
Noncontrolling interests	0		0
Net assets	20		55
Consolidated VIEs [Member] | Structured Asset Finance [Member]
Variable Interest Entity [Line Items]
Total VIE assets	124		146
Consolidated assets	124		146
Third party liabilities	(16)		(21)
Noncontrolling interests	0		(11)
Net assets	108		114
Consolidated VIEs [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets	2,012		1,197
Consolidated assets	2,012		1,197
Third party liabilities	(22)		(54)
Noncontrolling interests	0		(14)
Net assets	1,990		1,129
Consolidated VIEs [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets	3,432		2,938
Consolidated assets	2,812		2,836
Third party liabilities	(1,890)		(1,724)
Noncontrolling interests	(61)		(69)
Net assets	861		1,043
Consolidated VIEs [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Total VIE assets	19,966		23,006
Consolidated assets	18,215		21,915
Third party liabilities	(9,520)		(12,756)
Noncontrolling interests	(61)		(94)
Net assets	8,634		9,065
Total secured borrowings [Member]
Variable Interest Entity [Line Items]
Total VIE assets	21,041		12,862
Total secured borrowings [Member] | Commercial Real Estate Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets	1,168		1,321
Consolidated assets	1,168		1,321
Third party liabilities	(1,041)		(1,272)
Noncontrolling interests	0		0
Net assets	127		49
Total secured borrowings [Member] | Municipal tender option bond securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	14,168		10,687
Consolidated assets	11,748		7,874
Third party liabilities	(10,689)		(7,779)
Noncontrolling interests	0		0
Net assets	1,059		95
Total secured borrowings [Member] | Residental mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	5,705		700
Consolidated assets	6,114		618
Third party liabilities	(5,759)		(436)
Noncontrolling interests	0		0
Net assets	355		182
Total secured borrowings [Member] | Auto loan securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets	0		154
Consolidated assets	0		154
Third party liabilities	0		0
Noncontrolling interests	0		0
Net assets	0		154
Total secured borrowings [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Consolidated assets	19,030		9,967
Third party liabilities	(17,489)		(9,487)
Noncontrolling interests	0		0
Net assets	$ 1,541		$ 480

[1]	Our consolidated assets at December 31, 2011 and at December 31, 2010, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $321 million and $200 million; Trading assets, $293 million and $143 million; Securities available for sale, $3.3 billion and $2.2 billion; Mortgages held for sale, $444 million and $634 million; Net loans, $12.0 billion and $16.7 billion; Other assets, $1.9 billion and $2.1 billion; and Total assets, $18.2 billion and $21.9 billion.
[2]	Our consolidated liabilities at December 31, 2011 and at December 31, 2010, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Short-term borrowings, $24 million and $7 million; Accrued expenses and other liabilities, $175 million and $98 million; Long-term debt, $4.9 billion and $8.3 billion; and Total liabilities, $5.1 billion and $8.4 billion.